Note 16 Investments In Subsidiaries Joint Ventures And Associates (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	€ 93	€ 100	€ 152
Investments in associates	883	816	749
Investments in subsidiaries, joint ventures and associates	976	916	900	€ 1,437
Altura markets SV SA [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	31	42	76
RCI Colombia [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	40	36	40
Desarrollo Metropolitanos del Sur SL [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	0	0	18
Other joint ventures [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in joint ventures	22	22	18
Metrovacesa SA [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	259	259	259
BBVA allianz seguros y reaseguros SA [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	251	248	254
ATOM Bank PLC [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	211	132	77
Solarisbank AG [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	34	66	61
Cofides [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	35	31	28
Redsys servicios de procesamiento SL [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	22	20	19
Servicios electronicos globales SA de CV [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	36	23	15
Other associates [Member]
Disclosure of Investments in subsidiaries joint ventures and associates [Line Items]
Investments in associates	€ 37	€ 37	€ 35